AST BOND PORTFOLIO 2030
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 88.7%
Asset-Backed Securities — 5.6%
Automobiles — 0.5%
AmeriCredit Automobile Receivables Trust,
Series 2020-01, Class B
1.480%	01/21/25	400	$ 377,386
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A
2.330%	08/20/26	100	87,904
CarMax Auto Owner Trust,
Series 2019-01, Class A3
3.050%	03/15/24	50	50,838
Enterprise Fleet Financing LLC,
Series 2018-02, Class A2, 144A
3.140%	02/20/24	63	62,719
Series 2019-01, Class A2, 144A
2.980%	10/20/24	182	181,776
Series 2019-02, Class A2, 144A
2.290%	02/20/25	100	99,809
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	99,386
GMF Floorplan Owner Revolving Trust,
Series 2017-02, Class A2, 144A, 1 Month LIBOR + 0.430% (Cap N/A, Floor 0.000%)
1.135%(c)	07/15/22	300	297,224
Honda Auto Receivables Owner Trust,
Series 2019-01, Class A3
2.830%	03/20/23	100	101,610
Santander Drive Auto Receivables Trust,
Series 2019-02, Class B
2.790%	01/16/24	500	495,047
Series 2019-03, Class B
2.280%	09/15/23	100	97,639
			1,951,338
Collateralized Loan Obligations — 4.8%
Anchorage Capital CLO LLC (Cayman Islands),
Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
3.301%(c)	04/15/32	2,750	2,558,029
Battalion CLO Ltd.,
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.012%(c)	01/17/33	250	230,338
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	07/15/29	2,000	1,919,271
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
2.844%(c)	07/27/31	2,600	2,415,709
CIFC Funding Ltd. (Cayman Islands),
Series 2014-02RA, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.851%(c)	04/24/30	1,000	943,088
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.966%(c)	10/17/30	2,500	2,372,267
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
2.861%(c)	04/15/31	2,500	$ 2,328,407
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
2.999%(c)	10/20/31	250	231,310
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
3.083%(c)	01/16/33	250	229,995
MidOcean Credit CLO (Cayman Islands),
Series 2019-10A, Class A1, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.196%(c)	10/23/32	250	229,200
Octagon Investment Partners 45 Ltd. (Cayman Islands),
Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.330% (Cap N/A, Floor 1.330%)
3.159%(c)	10/15/32	4,000	3,599,815
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
3.159%(c)	07/20/32	1,000	907,728
			17,965,157
Consumer Loans — 0.0%
SoFi Consumer Loan Program Trust,
Series 2020-01, Class A, 144A
2.020%	01/25/29	95	88,577
Credit Cards — 0.2%
American Express Credit Account Master Trust,
Series 2019-01, Class A
2.870%	10/15/24	100	103,031
Series 2019-03, Class A
2.000%	04/15/25	100	101,277
BA Credit Card Trust,
Series 2019-A01, Class A1
1.740%	01/15/25	200	202,001
Chase Issuance Trust,
Series 2012-A07, Class A7
2.160%	09/15/24	100	102,075
Citibank Credit Card Issuance Trust,
Series 2018-A06, Class A6
3.210%	12/07/24	100	104,552
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	100	100,556
			713,492
Student Loans — 0.1%
Navient Private Education Refi Loan Trust,
Series 2019-EA, Class A2A, 144A
2.640%	05/15/68	100	101,865
A1

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	100	$ 96,752
			198,617

Total Asset-Backed Securities (cost $21,448,517)			20,917,181
Commercial Mortgage-Backed Securities — 19.8%
BANK,
Series 2020-BN26, Class A3
2.313%	03/15/63	2,600	2,511,200
Benchmark Mortgage Trust,
Series 2020-B17, Class A4
2.042%	03/15/53	1,350	1,296,483
Cantor Commercial Real Estate Lending,
Series 2019-CF01, Class A5
3.786%	05/15/52	4,400	4,834,511
CD Mortgage Trust,
Series 2017-CD03, Class A1
1.965%	02/10/50	31	31,271
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	194	193,538
Series 2016-C07, Class A2
3.585%	12/10/54	55	57,138
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	50	50,806
Citigroup Commercial Mortgage Trust,
Series 2015-GC33, Class AAB
3.522%	09/10/58	300	310,475
Series 2016-C01, Class A1
1.506%	05/10/49	25	25,060
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	400	422,705
Series 2013-LC06, Class ASB
2.478%	01/10/46	805	808,696
Series 2014-UBS04, Class A5
3.694%	08/10/47	400	415,074
Series 2014-UBS05, Class A4
3.838%	09/10/47	800	837,513
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,835	1,880,451
Series 2015-CR25, Class A3
3.505%	08/10/48	42	43,982
Series 2015-CR26, Class A3
3.359%	10/10/48	50	51,281
Series 2015-DC01, Class A5
3.350%	02/10/48	80	82,094
Series 2015-LC21, Class A4
3.708%	07/10/48	1,843	1,958,972
Series 2015-PC01, Class A5
3.902%	07/10/50	1,600	1,681,360
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2018-COR03, Class A3
4.228%	05/10/51	4,825	$ 5,224,341
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	50	50,753
Series 2020-C19, Class A2
2.320%	03/15/53	2,500	2,422,805
DBJPM Mortgage Trust,
Series 2016-C03, Class A1
1.502%	08/10/49	18	17,637
Series 2016-C03, Class A2
1.886%	08/10/49	20	19,885
Fannie Mae-Aces,
Series 2019-M25, Class AV1
2.050%	12/25/26	339	348,145
FHLMC Multifamily Structured Pass-Through Certificates,
Series K062, Class A2
3.413%	12/25/26	650	727,271
Series K083, Class AM
4.030%(cc)	10/25/28	9,443	11,254,587
Series K736, Class X1, IO
1.312%(cc)	07/25/26	79,987	5,214,265
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	759	761,472
Series 2013-GC14, Class A5
4.243%	08/10/46	300	314,692
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C24, Class A4A1
3.373%	11/15/47	2,930	3,006,246
Series 2015-C29, Class A2
2.921%	05/15/48	134	134,031
Series 2015-C30, Class A3
3.322%	07/15/48	227	229,070
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP05, Class A1
2.086%	03/15/50	2	2,458
Series 2017-JP07, Class A1
1.969%	09/15/50	21	20,994
Series 2017-JP07, Class A5
3.454%	09/15/50	4,460	4,730,126
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C02, Class A4
3.144%	06/15/49	1,675	1,751,148
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class ASB
2.554%	04/15/46	792	794,639
Series 2014-C20, Class A3A2, 144A
3.472%	07/15/47	29	28,865
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C08, Class ASB
2.699%	12/15/48	3,667	3,681,237
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A1
1.424%	11/15/49	26	26,311

A2

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS Commercial Mortgage Trust,
Series 2019-C17, Class A2
2.313%	10/15/52	500	$ 499,073
UBS-Barclays Commercial Mortgage Trust,
Series 2012-C04, Class A5
2.850%	12/10/45	5,405	5,386,977
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A5
3.184%	04/15/50	400	406,633
Series 2017-C39, Class A4
3.157%	09/15/50	9,765	10,012,998

Total Commercial Mortgage-Backed Securities (cost $72,839,371)			74,559,269
Corporate Bonds — 16.0%
Aerospace & Defense — 0.4%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	725	672,670
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	670	740,247
			1,412,917
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.490%	02/14/22	5	5,075
Archer-Daniels-Midland Co.,
Sr. Unsec’d. Notes
3.250%	03/27/30	415	439,306
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	830	846,207
			1,290,588
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	15	12,817
Apparel — 0.4%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	1,530	1,598,582
Auto Manufacturers — 0.0%
General Motors Financial Co., Inc.,
Gtd. Notes
3.700%	05/09/23	85	76,474
Banks — 6.4%
Bank of America Corp.,
Jr. Sub. Notes
4.300%(ff)	–(rr)	45	38,720
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	1,155	1,124,742
2.496%(ff)	02/13/31	2,700	2,610,361
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
3.194%(ff)	07/23/30	35	$ 35,506
3.458%(ff)	03/15/25	50	51,842
Sub. Notes, MTN
4.450%	03/03/26	15	16,133
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	2,000	2,102,187
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	–(rr)	90	76,798
Sr. Unsec’d. Notes
2.666%(ff)	01/29/31(a)	1,350	1,308,010
2.976%(ff)	11/05/30	180	174,211
3.352%(ff)	04/24/25	1,555	1,597,620
Sub. Notes
4.450%	09/29/27	15	15,616
Development Bank of Japan, Inc. (Japan),
Sr. Unsec’d. Notes
2.500%	10/18/22	200	208,414
Sr. Unsec’d. Notes, GMTN
2.000%	10/19/21	2,000	2,038,849
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
3.250%	09/26/23	2,500	2,708,049
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	–(rr)	20	17,609
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)	35	29,936
Sr. Unsec’d. Notes
2.739%(ff)	10/15/30	2,735	2,742,278
4.005%(ff)	04/23/29	55	59,419
Kreditanstalt fuer Wiederaufbau (Germany),
Gov’t. Gtd. Notes, GMTN
3.125%	12/15/21	100	104,333
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, EMTN
1.875%	04/17/23	200	207,636
Morgan Stanley,
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31(a)	1,000	973,045
Sr. Unsec’d. Notes, MTN
2.720%(ff)	07/22/25	2,545	2,558,809
Sub. Notes, MTN
3.950%	04/23/27	55	57,087
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29	20	20,288
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31(a)	430	412,083
4.478%(ff)	04/04/31	2,500	2,821,646
			24,111,227

A3

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals — 0.0%
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	25	$ 25,815
Commercial Services — 0.1%
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
2.241%	02/16/21	200	201,412
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	15	15,191
3.750%	06/01/23	25	25,070
			241,673
Cosmetics/Personal Care — 0.2%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	670	740,888
Diversified Financial Services — 0.2%
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
2.125%	06/11/21	250	254,129
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	490	532,461
TD Ameritrade Holding Corp.,
Sr. Unsec’d. Notes
2.750%	10/01/29	70	67,886
			854,476
Electric — 0.4%
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes, 144A
3.700%	07/15/30	865	925,139
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	415	436,422
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	42,454
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.403%	09/01/21	100	99,866
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	44,881
			1,548,762
Foods — 0.0%
Kraft Heinz Foods Co.,
Gtd. Notes, 144A
3.750%	04/01/30	90	85,531
Gas — 0.0%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	30,086
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Products — 0.2%
Baxter International, Inc.,
Sr. Unsec’d. Notes, 144A
3.950%	04/01/30	80	$ 86,503
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
4.497%	03/25/30	415	467,606
			554,109
Healthcare-Services — 0.3%
Anthem, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	63,042
Humana, Inc.,
Sr. Unsec’d. Notes
4.875%	04/01/30	990	1,060,226
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	73,811
			1,197,079
Household Products/Wares — 0.1%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	125	134,229
Insurance — 0.0%
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	47,694
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
2.600%	09/19/29	60	58,983
Machinery-Diversified — 0.5%
Deere & Co.,
Sr. Unsec’d. Notes
3.100%	04/15/30	385	408,181
Otis Worldwide Corp.,
Gtd. Notes, 144A
2.056%	04/05/25	1,365	1,339,172
2.565%	02/15/30	50	48,430
			1,795,783
Media — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.050%	03/30/29(a)	1,850	2,002,029
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30(a)	1,750	1,786,287
3.400%	04/01/30	50	54,169
3.950%	10/15/25	715	787,999
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.150%	08/15/24	1,000	1,021,833

A4

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
Cox Communications, Inc., (cont’d.)
3.350%	09/15/26	100	$ 99,443
			5,751,760
Mining — 0.0%
Newmont Corp.,
Gtd. Notes
2.800%	10/01/29	10	9,413
Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	395	412,581
Multi-National — 0.7%
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes
2.625%	01/30/24	2,000	2,149,475
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
3.250%	02/11/22	50	51,940
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
1.125%	08/24/20	200	200,335
FMS Wertmanagement (Germany),
Gov’t. Gtd. Notes
2.750%	03/06/23	200	213,295
			2,615,045
Oil & Gas — 0.2%
Concho Resources, Inc.,
Gtd. Notes
4.300%	08/15/28	700	620,548
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	25,271
4.500%	04/15/23	120	65,993
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24	45	31,785
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	50	34,722
Newfield Exploration Co.,
Gtd. Notes
5.375%	01/01/26	55	28,733
Petroleos Mexicanos (Mexico),
Gtd. Notes
3.500%	07/23/20	50	48,599
			855,651
Pharmaceuticals — 1.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
3.600%	05/14/25	1,660	1,739,370
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29	1,780	1,783,904
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.400%	07/26/29	10	$ 10,995
Cigna Corp.,
Gtd. Notes
3.750%	07/15/23	113	115,285
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	915	960,149
4.300%	03/25/28(a)	1,375	1,459,264
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	350	355,581
			6,424,548
Pipelines — 0.3%
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25(a)	170	144,135
3.750%	05/15/30(a)	1,125	879,689
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	36,441
			1,060,265
Retail — 1.0%
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.500%	07/01/27	1,745	1,839,322
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	580	594,541
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
3.750%	04/15/27	1,280	1,313,257
			3,747,120
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes, 144A
3.125%	04/15/21	5	4,939
3.125%	10/15/22	5	4,949
			9,888
Software — 0.2%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	830	847,205
Telecommunications — 0.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.600%	07/15/25	760	791,815
4.300%	02/15/30(a)	675	726,551

A5

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
4.350%	03/01/29(a)	800	$ 860,927
			2,379,293

Total Corporate Bonds (cost $60,211,925)			59,930,482
Residential Mortgage-Backed Securities — 0.0%
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	23	23,929
Station Place Securitization Trust,
Series 2019-WL01, Class A, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.650%)
1.597%(c)	08/25/52	83	82,986

Total Residential Mortgage-Backed Securities (cost $106,253)			106,915
Sovereign Bonds — 5.2%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.875%	08/05/20	200	200,536
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
1.750%	10/17/24	2,000	2,066,958
3.250%	07/20/23	200	215,421
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	2,000	2,060,780
3.250%	04/24/23	200	214,461
Kommunalbanken A/S (Norway),
Sr. Unsec’d. Notes, EMTN
2.000%	06/19/24	200	210,701
Kommuninvest I Sverige AB (Sweden),
Local Gov’t. Gtd. Notes
2.250%	05/29/21	2,000	2,038,474
Local Gov’t. Gtd. Notes, EMTN
3.000%	03/23/22	200	209,379
Municipality Finance PLC (Finland),
Local Gov’t. Gtd. Notes, EMTN
2.375%	03/15/22	200	206,934
Province of Alberta (Canada),
Sr. Unsec’d. Notes
2.200%	07/26/22	150	154,833
3.300%	03/15/28	2,000	2,302,740
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
1.750%	09/27/24	2,000	2,075,668
2.000%	10/23/22	150	154,887
2.250%	06/02/26	150	160,235
Province of Manitoba (Canada),
Sr. Unsec’d. Notes
2.125%	05/04/22	300	308,665
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24	2,000	2,139,351
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Province of Ontario (Canada),
Sr. Unsec’d. Notes
2.250%	05/18/22	100	$ 102,985
2.300%	06/15/26(a)	150	160,183
Province of Quebec (Canada),
Sr. Unsec’d. Notes
2.750%	04/12/27	250	276,213
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	400	616,402
Sr. Unsec’d. Notes, Series QX
1.500%	02/11/25	2,000	2,051,809
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.625%	04/25/22	200	207,592
Svensk Exportkredit AB (Sweden),
Sr. Unsec’d. Notes, MTN
2.875%	05/22/21	1,000	1,024,326
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.500%	06/08/22	200	207,062

Total Sovereign Bonds (cost $19,307,292)			19,366,595
U.S. Government Agency Obligations — 4.7%
Federal Home Loan Bank
3.250%	11/16/28(k)	5,000	5,913,101
Federal Home Loan Mortgage Corp.
1.500%	02/12/25	5,000	5,214,148
1.625%	09/29/20	240	241,327
2.375%	02/16/21	200	203,338
2.750%	06/19/23	250	267,754
Federal National Mortgage Assoc.
1.375%	10/07/21	200	202,690
1.625%	01/07/25	5,000	5,248,363
2.000%	10/05/22	100	103,817
2.375%	01/19/23	200	210,777
2.875%	09/12/23	200	216,324

Total U.S. Government Agency Obligations (cost $17,694,957)			17,821,639
U.S. Treasury Obligations — 37.4%
U.S. Treasury Bonds
3.125%	02/15/43	925	1,255,399
3.625%	08/15/43(k)	3,500	5,126,953
3.625%	02/15/44(k)	6,745	9,917,258
3.750%	11/15/43(k)	1,190	1,777,934
U.S. Treasury Notes
1.125%	02/28/25	5	5,186
1.250%	08/31/24	24,800	25,768,750
1.375%	04/30/21(k)	4,985	5,048,091
1.500%	01/31/22	155	158,427
1.500%	02/15/30(a)(k)	75,660	81,570,938
2.375%	08/15/24(k)	1,405	1,527,059
2.625%	11/15/20	837	849,588
3.125%	11/15/28(k)	5,315	6,416,202
U.S. Treasury Strips Coupon
1.527%(s)	11/15/41	40	29,814
1.986%(s)	02/15/37	95	78,119

A6

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
2.045%(s)	11/15/36	50	$ 41,000
2.165%(s)	08/15/39	370	288,470
2.205%(s)	05/15/39	110	86,191
2.334%(s)	08/15/41	390	290,885
2.353%(s)	02/15/44	95	67,020
2.365%(s)	05/15/44	355	249,401
2.394%(s)	11/15/43	94	66,211

Total U.S. Treasury Obligations (cost $134,863,997)			140,618,896

Total Long-Term Investments (cost $326,472,312)			333,320,977

	Shares
Short-Term Investments — 33.0%
Affiliated Mutual Funds — 33.0%
PGIM Core Short-Term Bond Fund(w)	1,400,082	12,586,737
PGIM Core Ultra Short Bond Fund(w)	68,938,364	68,938,364
PGIM Institutional Money Market Fund (cost $42,365,143; includes $42,335,016 of cash collateral for securities on loan)(b)(w)	42,399,849	42,332,009

Total Affiliated Mutual Funds (cost $124,162,027)		123,857,110

Options Purchased*~ — 0.0%
(cost $5,093)	1,251

Total Short-Term Investments (cost $124,167,120)	123,858,361

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—121.7% (cost $450,639,432)	457,179,338
Option Written*~ — (0.0)%
(premiums received $1,704)	(938)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—121.7% (cost $450,637,728)	457,178,400

Liabilities in excess of other assets(z) — (21.7)%	(81,493,290)

Net Assets — 100.0%	$ 375,685,110

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
Q	Quarterly payment frequency for swaps
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $41,551,087; cash collateral of $42,335,016 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

A7

AST BOND PORTFOLIO 2030 (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$126.00	5	5	$ 313
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$132.00	5	5	938
Total Options Purchased (cost $5,093)						$1,251
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$129.00	10	10	$(938)
(premiums received $1,704)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
182	2 Year U.S. Treasury Notes	Jun. 2020	$ 40,109,672	$ (104,840)
932	5 Year U.S. Treasury Notes	Jun. 2020	116,834,942	(1,213,555)
183	10 Year U.S. Treasury Notes	Jun. 2020	25,379,813	19,987
9	10 Year U.S. Ultra Treasury Notes	Jun. 2020	1,404,281	(74,966)
382	20 Year U.S. Treasury Bonds	Jun. 2020	68,401,875	(1,294,125)
53	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	11,759,375	40,625
				$(2,626,874)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
2,765	05/11/24	2.139%(S)	3 Month LIBOR(2)(Q)	$ 79,550	$ 204,942	$ 125,392
98,612	12/27/30	2.750%(S)	3 Month LIBOR(2)(Q)	16,483,219	21,737,462	5,254,243
175,915	05/11/32	2.465%(S)	3 Month LIBOR(2)(Q)	29,811,709	36,718,014	6,906,305
6,815	05/11/39	2.200%(S)	3 Month LIBOR(2)(Q)	889,947	1,716,954	827,007
40	08/09/49	1.508%(A)	1 Day USOIS(1)(A)	—	(9,419)	(9,419)
1,541	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	—	16,289	16,289
				$47,264,425	$60,384,242	$13,119,817

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A8